SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 437,653	$ 400,221	$ 321,011
Total other comprehensive income (loss), net of tax		2,882	948	(2,924)
Balance		469,895	437,653	400,221
Accumulated gains on Derivative Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		28	20
Other comprehensive income (loss) before reclassifications		1,114	119
Amounts reclassified from AOCI		(1,142)	(111)
Total other comprehensive income (loss), net of tax		(28)	8
Balance			28	20
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(1,178)	(1,912)
Other comprehensive income (loss) before reclassifications		1,861	734
Amounts reclassified from AOCI
Total other comprehensive income (loss), net of tax		1,861	734
Balance		683	(1,178)	(1,912)
Accumulated other comprehensive income (loss), net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]	(1,150)	(1,892)	(534)
Other comprehensive income (loss) before reclassifications		2,975	853
Amounts reclassified from AOCI		(1,142)	(111)
Total other comprehensive income (loss), net of tax		1,833	742
Balance	[1]	$ 683	$ (1,150)	$ (1,892)

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.